Conditions Report XXX

Loans in Report:	XXX
Loans with Conditions:	XXX

Loan Number	Original Principal Balance	State	Initial Lender ATR/QM Status	Loan Level ATR/QM Status	Initial Securitization Overall Loan Grade	Final Securitization Overall Loan Grade	Initial Securitization Credit Loan Grade	Final Securitization Credit Loan Grade	Initial Securitization Property Valuations Loan Grade	Final Securitization Property Valuations Loan Grade	Initial Securitization Compliance Loan Grade	Final Securitization Compliance Loan Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Credit Loan Grade	Final S&P Credit Loan Grade	Initial S&P Property Valuations Loan Grade	Final S&P Property Valuations Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Condition Category	ConditionSub Category	Condition Status	Initial Securitization Condition Grade	Final Securitization Condition Grade	Initial S&P Condition Grade	Final S&P Condition Grade	Condition Code	Condition Description	Condition Material Indicator	Initial Comments	Client/Seller Response Comments	Conclusion Comments	TRID Error Type	Cure Method	Compensating Factors
2026050409	XXX	XXX	(No Data)	ATR/QM: Exempt	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	Credit	LTV/CLTV	Waived	B	B	B	B	XXX	LTV Exceeds Guideline Requirement by at least XXX%, but less than XXX%	No
Property has XXX acres, maximum is XXX acres for loans over XXX% LTV, this loan closed at XXX%.  XXX considers this as non material, non fatal, borrower is experienced investor with multiple investment properties, credit score is XXX/XXX minimum, and borrower has XXX months reserves/XXX required.
																																XXX Client replied: XXX accepts XXX - Acknowledged by client.	XXX Non-material exception remains. XXX Final grade XXX.	(No Data)	Not Applicable
XXX: Verified cash reserves exceed guidelines
- XXX Comments:  XXX months piti reserves

XXX: Credit score exceeds guidelines
- XXX Comments:  Credit score is XXX and XXX is minimum.

XXX: Minimal use of credit
- XXX Comments:  XXX% consumer credit utilization in file